ADVANCE TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Advances to suppliers
Advances to suppliers	R$ 1,285,449	R$ 1,058,277
Current	35,821	43,162
Non current	1,249,628	1,015,115
Forestry development program
Advances to suppliers
Advances to suppliers	1,249,628	1,015,115
Advance to suppliers
Advances to suppliers
Advances to suppliers	R$ 35,821	R$ 43,162